UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	VANGUARD CALIFORNIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004 - November 30, 2005

Item 1:	Reports to Shareholders

Vanguard® California Tax-Exempt Funds

› Annual Report

November 30, 2005

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

>	The Vanguard California Tax-Exempt Funds posted returns ranging from 2.1% for the Intermediate-Term Fund to 4.2% for the Long-Term Fund (figures are for Investor Shares).

>	Short-term interest rates increased steadily in fiscal 2005, while longer-term rates fell slightly.

>	The funds have built a comfortable performance margin over peer-group averages during the past decade.

Contents
Your Fund's Total Returns	1
Chairman's Letter	3
Advisor's Report	8
Tax-Exempt Money Market Fund	10
Intermediate-Term Tax-Exempt Fund	30
Long-Term Tax-Exempt Fund	59
About Your Fund's Expenses	85
Glossary	87

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2005

Total Return
Vanguard California Tax-Exempt Money Market Fund	2.2%
SEC 7-Day Annualized Yield: 2.82%
Taxable-Equivalent Yield: 4.78%[1]
Average California Tax-Exempt Money Market Fund[2]	1.7

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	2.1%
Sec 30-Day Annualized Yield: 3.68%
Taxable-Equivalent Yield: 6.24%[1]
Admiral™ Shares[3]	2.2
Sec 30-Day Annualized Yield: 3.75%
Taxable-Equivalent Yield: 6.36%[1]
Lehman 7 Year Municipal Bond Index	2.2
Average California Intermediate Municipal Debt Fund[2]	1.9

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	4.2%
SEC 30-Day Annualized Yield: 3.98%
Taxable-Equivalent Yield: 6.75%[1]
Admiral Shares	4.3
SEC 30-Day Annualized Yield: 4.05%
Taxable-Equivalent Yield: 6.86%[1]
Lehman 10 Year Municipal Bond Index	3.0
Average California Municipal Debt Fund[2]	4.3

Lehman Municipal Bond Index	3.9%

1	This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum State of California income tax rate as of November 30. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2	Derived from data provided by Lipper Inc.
3	Admiral Shares: A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance

Your Fund’s Performance at a Glance
November 30, 2004–November 30, 2005

			Distributions Per Share
	Starting	Ending	Income	Capital
California Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains

Money Market	$1.00	$1.00	$0.021	$0.000

Intermediate-Term

Investor Shares	$11.15	$10.95	$0.434	$0.000

Admiral Shares	11.15	10.95	0.442	0.000

Long-Term

Investor Shares	$11.74	$11.65	$0.527	$0.053

Admiral Shares	11.74	11.65	0.535	0.053

Chairman’s Letter

Dear Shareholder,

In the fiscal year ended November 30, 2005, shorter-term interest rates rose steadily while longer-term rates decreased. This convergence of rates created a challenging environment for fixed income managers, yet the investment advisor skillfully steered the Vanguard California Tax-Exempt Funds to respectable results.

The California Long-Term Tax-Exempt Fund posted returns of 4.2% for Investor Shares and 4.3% for Admiral Shares; the California Intermediate-Term Tax-Exempt Fund returned 2.1% for Investor Shares and 2.2% for Admiral Shares; and the California Tax-Exempt Money Market Fund returned 2.2%. The latter preserved a net asset value of $1 per share, which is expected but not guaranteed.

The Tax-Exempt Money Market Fund enjoyed a sharp increase in yield, to 2.82% from 1.56% a year earlier. Yields rose more modestly for the other funds. For the Intermediate-Term Tax-Exempt Fund’s Investor Shares, the yield ended at 3.68%, up from 3.06% on November 30, 2004. For the Investor Shares of the Long-Term Tax-Exempt Fund, the yield ended at 3.98%, only slightly higher than its 3.72% level a year earlier.

The table on page 1 presents the total returns for the funds and their comparative standards. It also shows the funds’ taxable-equivalent yields as of November 30. The taxable-equivalent yields can be used to compare the yields of tax-exempt securities with those of fully taxable bonds. These calculations assume that an investor is subject to the highest federal and state income tax rates.

Please see the table on page 2 for details of the funds’ net asset values at the start and the end of the period and their per-share distributions during the fiscal year.

Interest rates converged as the Fed tightened monetary policy

During the 12 months ended November 30, the broad fixed income market produced modest returns in an unusual interest rate environment. As the Federal Reserve Board raised its target for short-term rates to 4.00%—a 2 percentage point increase over the year—the impact on short-term securities was pronounced. The effect on long-term rates, by contrast, was muted. Indeed, the yield of the 30-year U.S. Treasury bond declined modestly.

These dynamics produced a “flattening of the yield curve”—a reduction in the difference between short- and long-term interest rates. The outcome was lower prices and weak returns for short- and intermediate-term bonds, solid returns for the longest-term securities, and a modest 2.4% return for the overall taxable bond market. Because municipal bond yields did not rise as much as yields on taxable securities, the broad tax-exempt bond market produced a higher 12-month return.

The different behavior of short- and long-term rates reflected inconsistencies in the broader economy. For example, growth in the value of goods and services produced

Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	4.0%	6.1%

Lehman Municipal Bond Index	3.9	4.9	5.9

Citigroup 3-Month Treasury Bill Index	2.8	1.7	2.3

Stocks

Russell 1000 Index (Large-caps)	10.0%	13.1%	1.3%

Russell 2000 Index (Small-caps)	8.1	20.0	10.1

Dow Jones Wilshire 5000 Index (Entire market)	10.1	14.2	2.5

MSCI All Country World Index ex USA (International)	16.5	22.9	6.4

CPI

Consumer Price Index	3.5%	2.9%	2.6%

by U.S. workers was surprisingly robust, and corporate profits remained strong. But persistently high energy prices, which spiked in the wake of Hurricanes Katrina and Rita, seemed to threaten the economy’s vigor.

U.S. stocks produced solid returns, and international markets surged

Stocks produced fiscal-year returns in the neighborhood of 10%, but, as with bonds, the stock market’s interim ups and downs seemed to echo the economy’s mixed signals. The broad U.S. market returned 10.1%. Large-capitalization stocks outperformed their smaller counterparts.

International stocks were the period’s best performers, even as a strengthening dollar reduced the value of international assets for U.S. investors. The long-slumbering Japanese market was a notably strong performer.

The funds’ returns were consistent with their goals and objectives

The California Intermediate-Term Tax-Exempt Fund’s returns were in line with those of its benchmark and the average peer fund. Interest rates increased more for short-and intermediate-term bonds than for long-term issues, resulting in a greater price drop in the intermediate-term portfolio’s bonds. Yet income from the portfolio was sufficient to overcome the price decline, resulting in a positive total return. The California Long-Term Tax-Exempt Fund’s returns of just above 4% reflected a modest increase in income and a minimal decline in price. The fund’s performance was in line with that of the average California

Expense Ratios:1
Your fund compared with its peer group

	Investor	Admiral	Peer
California Tax-Exempt Fund	Shares	Shares	Group

Money Market	0.13%	—	0.58%

Intermediate-Term	0.16	0.09%	0.91

Long-Term	0.16	0.09	1.07

1	Fund expense ratios reflect the fiscal year ended November 30, 2005. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

municipal debt fund, but well ahead of the return for the index benchmark. The fund’s bonds have a longer average maturity than that of the index, a characteristic that was advantageous during the period.

The 2.2% return of the California Tax-Exempt Money Market Fund was mainly a result of the rise in short-term rates. The very short maturity of the fund’s securities allowed it to quickly translate rising rates into higher income. The fund’s lower expense ratio also helped it to outperform its average peer.

For more details on the advisor’s strategy and positioning, please see the Advisor’s Report, beginning on page 8.

Time reveals the advantages of low costs and skilled management

Despite the erratic interest rate environment, the funds’ advisor, Vanguard Fixed Income Group, was able to position the funds prudently while maintaining a focus on diversification, credit quality, the generation of consistent income, and low transaction costs.

This focus has created a powerful advantage for the California Tax-Exempt Funds over the long term, as you can see in the table below. It presents the annualized returns of the California Tax-Exempt Funds and their respective peer groups over a ten-year period. We also show the growth of a hypothetical

Total Returns
 Ten Years Ended November 30, 2005

	Average Annual Return		Final Value of a $10,000 Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing	Vanguard
California Tax-Exempt Fund	Fund	Fund[2]	Fund	Fund[2]	Advantage

Money Market	2.4%	2.0%	$12,682	$12,193	$489

Intermediate-Term Investor Shares	5.1	4.4	16,503	15,413	1,090

Long-Term Investor Shares	5.8	5.0	17,519	16,218	1,301

1	Assuming reinvestment of all income dividends and capital gains distributions.
2	For the Long-Term Tax-Exempt Fund: Average California Insured Municipal Debt Fund through March 31, 2002, and Average California Municipal Debt Fund thereafter.

initial investment of $10,000 over the ten years. As you can see, a modest advantage in the short-term can become much more pronounced over time.

Muni funds can play a key role for tax-conscious investors

The marked “flattening of the yield curve” over the past year has been a surprise to many veteran bond investors. The development is yet another reminder that an effective long-term investment program is one designed to weather the unexpected. Our time-tested advice is to maintain a portfolio that is balanced across asset classes (bond, money market, and stock funds), and diversified within each of those classes. Your allocations to each asset class should match your goals, risk tolerance, and time horizon.

For investors in higher tax brackets, the California Tax-Exempt Funds can be important components in such an investment plan. These funds offer income that is free of both federal and California taxes, and they also can serve as ballast for equity investments, which are historically more volatile than bonds or money market instruments.

No matter what your current stage of investment—from saving for college to drawing retirement income—I encourage you to take advantage of the many online planning tools available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited to your unique circumstances.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
December 14, 2005

Advisor’s Report

During the past 12 months, the yields of all but the longest-term municipal securities rose. The increase was most pronounced among shorter-term securities, producing a flattening of the yield curve. A similar pattern unfolded in the U.S. Treasury market, though with a sharper rise in short-term rates.

The Vanguard California Tax-Exempt Funds provided returns consistent with those of their market segments. The Money Market Fund returned 2.2%, the Intermediate-Term Fund returned 2.1% (2.2% for Admiral Shares), and the Long-Term Fund returned 4.2% (4.3% for Admiral Shares).

The Fed’s tightening continued, and economic growth remained solid

Throughout the fiscal year, the Federal Reserve Board continued to tighten monetary policy, gradually raising its target for short-term rates from 2.00% to 4.00%. The Fed maintained that, despite the rise in borrowing costs produced by the steady increase in short-term rates, the economy would continue to expand, bolstered by productivity growth and reconstruction activity in hurricane-affected areas. Some analysts believe that the central bank will continue to raise rates at its “measured pace” of 25-basis-point increments.

As the Fed’s comments suggested, the economy’s recent performance has been strong, driven by consumer spending and business investment. To the extent that inflation became a concern, energy prices were the primary culprit. Hurricanes Katrina and Rita idled some Gulf Coast refineries, which led to significant spikes in already-high oil and gasoline prices. The Consumer Price Index (CPI) rose by 1.2% in September, its largest monthly increase in 25 years. The “core” inflation rate, which excludes volatile food and energy prices, rose more modestly.

Treasury and municipal markets generally followed the Fed’s lead

The yields of short-term municipal and Treasury securities increased as the Fed boosted its interest rate target. The tables on page 9 show yield changes for Treasury and municipal securities across the maturity spectrum. Yield increases were less pronounced among longer-term securities. In fact, the yields of the longest-maturity bonds declined during the 12-month period. The supply of California debt remained virtually unchanged at $55.9 billion during the funds’ fiscal year.

The funds’ 12-month performance was driven by rising rates

As short-term interest rates rose, the California Tax-Exempt Money Market Fund translated higher yields into more income. The fund’s 2.2% return was 1.1 percentage points higher than its fiscal 2004 return, and its 7-day SEC yield finished the period at 2.82%, up 1.26 percentage points from a year earlier. We kept the fund’s average maturity at the short end of its typical range, which allowed us to accelerate investment in newly issued higher-yielding securities. The fund topped the average return of its peer group during the 12 months.

Rising rates also affected the California Intermediate- and Long-Term Tax-Exempt Funds, but the short-term impact was mixed. The Intermediate-Term Fund returned a bit more than 2%, as its interest income more than offset a modest decline in the prices of short- and intermediate-term bonds. The Long-Term Fund’s higher level of income resulted in a higher total return: a bit more than 4% for the 12 months. The returns of both funds were in line with their peer-group averages.

As usual, we emphasized quality and diversification by issuer. The funds’ durations—a measure of interest rate sensitivity—remained near the short end of their typical ranges. This defensive positioning limited both funds’ participation in the superior performance of the longest portion of the yield curve.

Conservative strategies and low costs have provided a durable advantage

In any 12-month period, the funds’ relatively conservative strategies can be an advantage or disadvantage. Over time, however, the funds’ disciplined approach has produced highly competitive returns. The combination of conservative positioning and long-term outperformance partly reflects the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return. Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

Kathryn T. Allen, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

December 15, 2005

Yields of U.S. Treasury Securities

Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)
2 years	3.00%	4.41%	+141
5 years	3.69	4.41	+72
10 years	4.35	4.48	+13
30 years	5.00	4.69	-31

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)
2 years	2.19%	3.24%	+105
5 years	2.85	3.43	+58
10 years	3.66	3.87	+21
30 years	4.76	4.55	-21

Source: The Vanguard Group

California Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2005

Financial Attributes
Yield	2.8%
Average Weighted Maturity	38 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/A-1+/SP-1+/F-1+	80%
P-1/A-1/SP-1/F-1	18
AAA/AA	2

1	Moody’s Investors Service.
2	Ratings: Moody's Investors Service, Standard & Poor's, Fitch. See page 87 for a glossary of investment terms.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Tax-Exempt Money Market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

California Tax-Exempt Money Market Fund	2.17%	1.60%	2.40%	$12,682

Average California Tax-Exempt
Money Market Fund[1]	1.71	1.18	2.00	12,193

1	Returns for the average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

California Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005

Fiscal Year	Total Return	Average Fund[1] Total Return
1996	3.3%	2.9%
1997	3.4	3.0
1998	3.1	2.8
1999	2.8	2.4
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
SEC 7-Day Annualized Yield (11/30/2005): 2.82%

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

California Tax-Exempt
Money Market Fund	6/1/1987	1.99%	1.64%	0.00%	2.42%	2.42%

1	Returns for the average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc. Note: See Financial Highlights table on page 28 for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (102.5%)
ABAG Finance Auth. for Non-Profit Corp. California(Computer History Museum) VRDO	3.020%	12/7/05 LOC	15,000	15,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	3.040%	12/7/05 LOC	10,800	10,800
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	3.020%	12/7/05 LOC	35,500	35,500
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.100%	12/7/05 (1)	9,210	9,210
Alameda-Contra Costa CA School Financing Auth (Capital Improvement Financing Pooled Project) COP VRDO	3.040%	12/7/05 LOC	2,190	2,190
1 Alvord CA USD TOB VRDO	3.010%	12/7/05 (1)	15,600	15,600
1 Alvord CA USD TOB VRDO	3.060%	12/7/05 (1)	4,020	4,020
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.060%	12/7/05 (1)	5,440	5,440
Anaheim CA Public Improvement Corp. Lease COP VRDO	2.920%	12/7/05 (2)	21,880	21,880
1 Cabrillo CA Community College Dist. Rev. TOB VRDO	3.060%	12/7/05 (1)	2,670	2,670
California Community College Financing Auth. TRAN	4.000%	6/30/06 (4)	25,000	25,195
1 California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds TOB VRDO	3.060%	12/7/05 (3)	5,450	5,450
1 California Dept. of Veteran Affairs Rev. TOB VRDO	3.120%	12/7/05	9,375	9,375
California Dept. of Veteran Affairs VRDO	3.000%	12/7/05	16,855	16,855
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.010%	12/7/05 (3)	16,920	16,920
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.060%	12/7/05 (1)	7,475	7,475
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.060%	12/7/05 (1)	3,395	3,395
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.060%	12/7/05	16,435	16,435
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.060%	12/7/05	5,640	5,640

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.060%	12/7/05	13,000	13,000
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.060%	12/7/05	8,415	8,415
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.010%	12/7/05	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.780%	12/7/05	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.780%	12/7/05	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	2.780%	12/7/05	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	2.960%	12/7/05 LOC	6,100	6,100
California GO CP	2.620%	12/6/05	13,000	13,000
California GO CP	2.800%	12/9/05	10,000	10,000
California GO PUT	3.100%	1/25/06 LOC	33,300	33,300
1 California GO TOB VRDO	3.010%	12/7/05 (2)	19,995	19,995
1California GO TOB VRDO	3.060%	12/7/05 (2)	3,060	3,060
1 California GO TOB VRDO	3.060%	12/7/05 (2)	4,310	4,310
1 California GO TOB VRDO	3.060%	12/7/05 (2)	5,220	5,220
1 California GO TOB VRDO	3.060%	12/7/05 (2)	3,480	3,480
1 California GO TOB VRDO	3.060%	12/7/05 (1)	5,330	5,330
1 California GO TOB VRDO	3.060%	12/7/05 (1)	5,250	5,250
1 California GO TOB VRDO	3.060%	12/7/05 (3)	9,900	9,900
1 California GO TOB VRDO	3.060%	12/7/05 (2)	5,270	5,270
1 California GO TOB VRDO	3.060%	12/7/05 (1)	18,000	18,000
1 California GO TOB VRDO	3.060%	12/7/05 (4)	24,380	24,380
1 California GO TOB VRDO	3.070%	12/7/05 (10)	23,905	23,905
1 California GO TOB VRDO	3.090%	12/7/05 (10)	4,995	4,995
California GO VRDO	2.950%	12/1/05 LOC	14,900	14,900
California GO VRDO	2.950%	12/7/05 LOC	25,600	25,600
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.000%	12/7/05 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.040%	12/7/05 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.940%	12/7/05 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.950%	12/7/05 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	2.960%	12/7/05 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	2.940%	12/7/05	62,155	62,155
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.010%	12/7/05 LOC	8,075	8,075

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III) VRDO	3.080%	12/1/05	12,785	12,785
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.100%	12/7/05	71,295	71,295
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.110%	12/7/05	8,080	8,080
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.110%	12/7/05	16,685	16,685
California Housing Finance Agency Home Mortgage Rev. VRDO	2.970%	12/1/05 LOC	2,100	2,100
California Housing Finance Agency Home Mortgage Rev. VRDO	2.990%	12/1/05	36,100	36,100
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	12/1/05	55,000	55,000
California Housing Finance Agency Home Mortgage Rev. VRDO	3.080%	12/1/05 (4)	14,450	14,450
California Housing Finance Agency Home Mortgage Rev. VRDO	2.970%	12/7/05 (4)	24,100	24,100
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	12/7/05 (4)	4,400	4,400
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	12/7/05 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.000%	12/7/05	31,930	31,930
California Housing Finance Agency Home Mortgage Rev. VRDO	3.110%	12/7/05	65,000	65,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.110%	12/7/05	39,000	39,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.110%	12/7/05	43,625	43,625
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.110%	12/7/05	20,000	20,000
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.110%	12/7/05	9,995	9,995
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.970%	12/7/05 (2)	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.980%	12/7/05	25,000	25,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.010%	12/7/05	41,700	41,700
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.010%	12/7/05	50,000	50,000
1 California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll) TOB VRDO	3.060%	12/7/05 (2)	21,000	21,000
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator) VRDO	2.950%	12/7/05 (2)	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/06	77,700	77,700

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.250%	2/2/06	52,000	52,000
California PCR Financing Auth. Rev. (Exxon Mobil)VRDO	2.880%	12/1/05	10,395	10,395
1 California Public Works Board Lease Rev. (Dept. of Corrections) TOB VRDO	3.070%	12/7/05 (2)	5,160	5,160
1 California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	3.060%	12/7/05 (3)	4,850	4,850
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.060%	12/7/05 (1)	9,980	9,980
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.060%	12/7/05 (1)	5,345	5,345
California RAN	4.500%	6/30/06	73,000	73,621
California School Cash Reserve Program Auth. Pool TRAN	4.000%	7/6/06 (2)	23,000	23,187
California State Dept. of Water Resources Power Supply Rev. PUT	3.150%	2/2/06 LOC	24,100	24,100
California State Dept. of Water Resources Power Supply Rev. PUT	3.150%	2/16/06 (3)	204,500	204,500
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.040%	12/7/05 (2)	27,155	27,155
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.060%	12/7/05 (10)	26,095	26,095
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.060%	12/7/05 (10)	5,735	5,735
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.060%	12/7/05 (4)	15,250	15,250
California State Dept. of Water Resources Power Supply Rev. VRDO	2.950%	12/1/05 LOC	94,700	94,700
California State Dept. of Water Resources Power Supply Rev. VRDO	2.950%	12/1/05 LOC	18,000	18,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.020%	12/1/05 LOC	20,500	20,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.000%	12/7/05 LOC	19,000	19,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.000%	12/7/05 LOC	4,150	4,150
California State Dept. of Water Resources Power Supply Rev. VRDO	3.010%	12/7/05 (4)	32,000	32,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.040%	12/7/05 LOC	74,900	74,900
California State Dept. of Water Resources Power Supply Rev. VRDO	3.040%	12/7/05 (2)	9,400	9,400
1 California State Econ. Recovery Bonds TOB VRDO	3.060%	12/7/05	5,070	5,070
1 California State Econ. Recovery Bonds TOB VRDO	3.060%	12/7/05 (3)	6,725	6,725
1 California State Econ. Recovery Bonds TOB VRDO	3.060%	12/7/05 (1)	8,890	8,890
California State Econ. Recovery Bonds VRDO	2.940%	12/1/05 LOC	9,000	9,000

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Econ. Recovery Bonds VRDO	2.950%	12/1/05	12,800	12,800
California State Econ. Recovery Bonds VRDO	2.950%	12/1/05 LOC	10,775	10,775
California State Econ. Recovery Bonds VRDO	2.930%	12/7/05 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	2.930%	12/7/05 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	2.940%	12/7/05 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	2.950%	12/7/05 (10)	57,000	57,000
California State Econ. Recovery Bonds VRDO	2.950%	12/7/05 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	2.950%	12/7/05 (10)	16,000	16,000
California State Econ. Recovery Bonds VRDO	3.010%	12/7/05 LOC	38,700	38,700
California State Univ. Institute CP	2.650%	12/1/05 LOC	13,525	13,525
California State Univ. Institute CP	2.750%	12/1/05 LOC	5,608	5,608
1 California State Univ. Rev. Systemwide TOB VRDO	3.040%	12/7/05 (4)	3,300	3,300
1 California State Univ. TOB VRDO	3.060%	12/7/05 (2)	53,060	53,060
1 California State Univ. TOB VRDO	3.060%	12/7/05 (2)	5,305	5,305
California Statewide Community Dev. Auth.Multifamily Rev. (Knoll Apartments) VRDO	3.080%	12/7/05 LOC	12,715	12,715
California Statewide Community Dev. Auth.Multifamily Rev. (Valley Palms Apartments) VRDO	3.080%	12/7/05 LOC	13,500	13,500
(California Statewide Community Dev. Auth. Rev.Children's Hosp. of Los Angeles) VRDO	2.920%	12/7/05 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	2.920%	12/7/05 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	2.950%	12/7/05	26,800	26,800
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	2.970%	12/7/05	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	2.920%	12/7/05 (3)	26,125	26,125
California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	2.950%	12/7/05 LOC	18,415	18,415
California Transp. Bay Area Bridge Seismic Retrofit CP	2.700%	12/6/05 LOC	9,400	9,400
California Transp. Bay Area Bridge Seismic Retrofit CP	2.710%	12/6/05 LOC	6,000	6,000
California Transp. Bay Area Bridge Seismic Retrofit CP	2.710%	12/6/05 LOC	6,000	6,000
California Transp. Bay Area Bridge Seismic Retrofit CP	2.750%	12/6/05 LOC	2,000	2,000
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	3.060%	12/7/05 LOC	32,500	32,500
1 Contra Costa CA Water Dist. Rev. TOB VRDO	3.060%	12/7/05 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	2.780%	2/10/06 LOC	41,550	41,550
Dublin San Ramon CA Services Dist.Sewer COP VRDO	3.000%	12/7/05 (1)	22,835	22,835
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.730%	12/6/05	13,400	13,400
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.730%	12/7/05	37,000	37,000

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.720%	12/8/05	36,500	36,500
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.730%	12/8/05	10,000	10,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	2.950%	3/9/06	30,700	30,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.050%	3/9/06	15,800	15,800
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	2.930%	12/7/05 (10)	15,000	15,000
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.060%	12/7/05 (1)	19,800	19,800
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.920%	12/7/05 (10)	30,000	30,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.920%	12/7/05 (10)	14,000	14,000
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	2.930%	12/7/05 (4)	46,160	46,160
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.010%	12/7/05 (10)	15,000	15,000
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.060%	12/7/05 (2)	5,315	5,315
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.060%	12/7/05 (2)	1,995	1,995
Fresno CA Sewer Rev. VRDO	2.930%	12/7/05 (3)	28,000	28,000
Grant CA Joint Union High School Dist VRDO	2.970%	12/7/05 (4)	15,000	15,000
Irvine CA Assessment Dist. Improvement Bonds VRDO	2.940%	12/1/05 LOC	18,361	18,361
Irvine CA Ranch Water Dist. Rev. VRDO	2.940%	12/1/05 LOC	6,300	6,300
Irvine CA Ranch Water Dist. Rev. VRDO	2.950%	12/1/05 LOC	3,000	3,000
Kern County CA TRAN	4.000%	6/30/06	20,000	20,086
1 Long Beach CA Harbor Rev. TOB VRDO	3.060%	12/7/05 (1)	16,405	16,405
1 Long Beach CA Harbor Rev. TOB VRDO	3.080%	12/7/05 (1)	1,815	1,815
1 Long Beach CA Harbor Rev. TOB VRDO	3.080%	12/7/05 (1)	3,000	3,000
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (3)	6,710	6,710
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (1)	8,200	8,200
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (1)	5,470	5,470
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (1)	2,565	2,565
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (3)	3,330	3,330
1 Long Beach CA Harbor Rev. TOB VRDO	3.090%	12/7/05 (1)	5,210	5,210
Long Beach CA Harbor Rev. VRDO	2.980%	12/7/05 (1)	24,430	24,430
Long Beach CA Water Rev. CP	2.680%	12/7/05	6,000	6,000
1 Los Angeles CA Community College Dist. GO TOB VRDO	3.060%	12/7/05 (4)	4,985	4,985
1 Los Angeles CA Community College Dist.GO TOB VRDO	3.060%	12/7/05 (4)	5,300	5,300

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Los Angeles CA Community College Dist. GO TOB VRDO	3.060%	12/7/05 (4)	5,390	5,390
Los Angeles CA Community Redev. Agency Multifamily Housing Rev (Metro. Lofts Apartments) VRDO	3.110%	12/7/05 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center Auth.Lease Rev. VRDO	2.900%	12/7/05 (2)	16,500	16,500
Los Angeles CA Convention & Exhibit Center Auth.Lease Rev. VRDO	2.950%	12/7/05 (2)	15,775	15,775
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.050%	12/1/05 LOC	14,000	14,000
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	2.930%	12/7/05 LOC	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. CP	2.700%	12/5/05	15,000	15,000
Los Angeles CA Dept. of Water & Power Rev. CP	2.750%	12/7/05	10,000	10,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.070%	12/7/05 (1)	8,350	8,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.950%	12/1/05	3,100	3,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.990%	12/7/05	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.000%	12/7/05	14,555	14,555
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.000%	12/7/05	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.010%	12/7/05	30,100	30,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.010%	12/7/05	37,100	37,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.040%	12/7/05	13,100	13,100
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.050%	12/7/05	22,725	22,725
Los Angeles CA Harbor Dept. CP	2.700%	12/8/05	17,606	17,606
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.070%	12/7/05 LOC	23,600	23,600
1 Los Angeles CA TOB VRDO	3.060%	12/7/05 (1)	5,265	5,265
Los Angeles CA TRAN	4.000%	6/30/06	50,000	50,382
Los Angeles CA USD COP VRDO	3.010%	12/7/05 (2)	10,000	10,000
1 Los Angeles CA USD GO TOB VRDO	3.010%	12/7/05 (3)	8,160	8,160
1 Los Angeles CA USD GO TOB VRDO	3.010%	12/7/05 (1)	46,055	46,055
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (4)	6,435	6,435
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (3)	8,420	8,420
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (1)(3)	10,680	10,680
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (3)	11,120	11,120
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (3)	14,565	14,565
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (3)	5,400	5,400
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (1)	5,375	5,375
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (1)	4,900	4,900
1 Los Angeles CA USD GO TOB VRDO	3.060%	12/7/05 (4)	6,455	6,455
1 Los Angeles CA USD TOB VRDO	3.060%	12/7/05 (4)	12,885	12,885
Los Angeles CA USD TRAN	4.250%	10/18/06	25,000	25,287
Los Angeles CA USD TRAN	4.500%	10/18/06	50,000	50,680

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Rev. CP	2.750%	12/7/05	30,000	30,000
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	14,700	14,700
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	11,290	11,290
Los Angeles CA Wastewater System Rev. PUT	2.150%	12/15/05 (3)	9,825	9,825
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.060%	12/7/05 (4)	8,665	8,665
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.060%	12/7/05 (4)	32,750	32,750
Los Angeles County CA Metro. Transp. Auth. CP	2.980%	3/8/06 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev. TOB VRDO	3.060%	12/7/05 (1)	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev. TOB VRDO	3.060%	12/7/05 (1)	9,565	9,565
1 Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev. TOB VRDO	3.060%	12/7/05 (2)	2,725	2,725
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev. VRDO	2.920%	12/7/05 (3)	36,000	36,000
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev. VRDO	2.970%	12/7/05 (1)	69,215	69,215
Los Angeles County CA Pension Obligations VRDO	2.920%	12/7/05 (2)	20,305	20,305
Los Angeles County CA Pension Obligations VRDO	2.920%	12/7/05 (2)	9,200	9,200
Los Angeles County CA Public Works Financing Auth. Rev	3.250%	12/1/05 (1)	28,015	28,015
Los Angeles County CA TRAN	4.000%	6/30/06	62,505	63,008
Metro. Water Dist. of Southern California Rev. VRDO	2.920%	12/1/05	16,500	16,500
Metro. Water Dist. of Southern California Rev. VRDO	2.940%	12/1/05	10,500	10,500
Metro. Water Dist. of Southern California Rev. VRDO	2.950%	12/1/05	18,050	18,050
Metro. Water Dist. of Southern California Rev. VRDO	2.920%	12/7/05	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	2.940%	12/7/05	5,295	5,295
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	7,900	7,900
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	18,300	18,299
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.000%	12/7/05	19,900	19,900
Metro. Water Dist. of Southern California Rev. VRDO	3.010%	12/7/05	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.010%	12/7/05	34,800	34,800
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	2.950%	12/7/05 LOC	29,000	29,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.980%	12/1/05	11,400	11,400
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.980%	12/1/05	1,730	1,730
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.980%	12/1/05	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.900%	12/7/05	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	2.900%	12/7/05	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	2.980%	12/7/05 (1)	34,250	34,250

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Oakland CA Sewer Rev. TOB VRDO	3.060%	12/7/05 (4)	2,445	2,445
Oakland CA TRAN	4.000%	7/17/06	25,000	25,206
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	2.960%	12/7/05 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	3.020%	12/7/05 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	2.970%	12/7/05 (2)	36,945	36,945
Orange County CA Water Dist. COP VRDO	2.920%	12/7/05	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	2.950%	12/7/05 LOC	9,900	9,900
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	3.010%	12/7/05 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	3.000%	12/1/05 (2)	6,150	6,150
Port of Oakland CA CP	3.050%	2/8/06 LOC	29,000	29,000
1 Port of Oakland CA Rev. TOB VRDO	3.060%	12/7/05 (3)	5,795	5,795
1 Port of Oakland CA Rev. TOB VRDO	3.080%	12/7/05 (3)	3,803	3,803
1 Port of Oakland CA Rev. TOB VRDO	3.080%	12/7/05 (3)	4,730	4,730
1 Port of Oakland CA Rev. TOB VRDO	3.080%	12/7/05 (3)	2,785	2,785
1 Port of Oakland CA Rev. TOB VRDO	3.080%	12/7/05 (3)	2,635	2,635
1 Port of Oakland CA Rev. TOB VRDO	3.080%	12/7/05 (3)	4,675	4,675
1 Port of Oakland CA Rev. TOB VRDO	3.090%	12/7/05 (3)	5,450	5,450
1 Port of Oakland CA Rev. TOB VRDO	3.090%	12/7/05 (3)	5,275	5,275
1 Port of Oakland CA Rev. TOB VRDO	3.090%	12/7/05 (3)	2,655	2,655
1 Riverside County CA (Election 2003) TOB VRDO	3.060%	12/7/05 (10)	5,225	5,225
1 Sacramento CA County Sanitation Dist.Financing Auth. TOB VRDO	3.060%	12/7/05 (2)	7,530	7,530
1 Sacramento CA County Sanitation Dist. Financing Auth. TOB VRDO	3.060%	12/7/05 (1)	14,950	14,950
Sacramento CA Muni. Util. Dist. Rev. CP	3.200%	12/5/05 LOC	15,000	15,000
Sacramento CA Muni. Util. Dist. Rev. CP	3.210%	1/11/06 LOC	12,000	12,000
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.060%	12/7/05 (1)	2,495	2,495
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.060%	12/7/05 (1)	2,095	2,095
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.060%	12/7/05 (3)	12,000	12,000
Sacramento County CA (Administration Center &Courthouse) VRDO	3.010%	12/7/05 LOC	29,740	29,740
Sacramento County CA TRAN	4.000%	7/10/06	15,630	15,751
San Bernardino County CA Medical Center COP VRDO	2.770%	12/7/05 (1)	36,365	36,365
1 San Diego CA Community College Dist.GO TOB VRDO	3.060%	12/7/05 (4)	10,350	10,350
San Diego CA County & School Dist. TRAN	4.000%	7/14/06	80,000	80,686
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	3.080%	12/7/05 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (4)	6,935	6,935
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (3)	2,475	2,475
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (4)	8,595	8,595

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (3)	5,635	5,635
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (3)	3,135	3,135
1 San Diego CA USD TOB VRDO	3.060%	12/7/05 (4)	16,630	16,630
San Diego CA USD TRAN	4.000%	7/24/06	50,000	50,429
1 San Diego CA Water Auth. Rev. COP TOB VRDO	3.060%	12/7/05 (3)	5,045	5,045
1 San Diego County CA COP TOB VRDO	3.060%	12/7/05 (2)	6,285	6,285
San Diego County CA Teeter Obligation CP	2.720%	12/5/05 LOC	6,990	6,990
San Diego County CA Teeter Obligation CP	2.720%	12/5/05 LOC	7,400	7,400
San Diego County CA Water Auth. CP	2.720%	12/8/05	31,100	31,100
1 San Diego County CA Water Auth. Rev.COP TOB VRDO	3.060%	12/7/05 (4)	8,320	8,320
1 San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	3.060%	12/7/05 (3)	2,745	2,745
San Francisco CA City & County (Laguna Honda Hosp.) VRDO	3.000%	12/7/05 (1)	6,000	6,000
San Francisco CA City & County Finance Corp.Lease Rev. (Moscone Center Expansion) VRDO	2.930%	12/7/05 (2)	32,100	32,100
San Francisco CA City & County Finance Corp.Lease Rev. (Moscone Center Expansion) VRDO	3.000%	12/7/05 (2)	45,800	45,800
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.010%	12/7/05 (3)	10,130	10,130
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.060%	12/7/05 (3)	11,975	11,975
1 San Francisco CA City & County Public Util.TOB VRDO	3.010%	12/7/05 (1)	8,590	8,590
1 San Francisco CA City & County TOB VRDO	3.060%	12/7/05 (1)	4,320	4,320
1 San Francisco CA City & County USD TOB VRDO	3.060%	12/7/05 (4)	2,765	2,765
San Francisco CA Public Util. Comm. CP	2.830%	2/21/06 LOC	16,000	16,000
San Francisco CA USD TRAN	4.500%	11/21/06	75,000	75,923
San Francisco County CA Transp. Auth. CP	2.950%	3/9/06	10,250	10,250
San Jose CA Financing Auth. Lease Rev. CP	2.600%	12/1/05 LOC	17,415	17,415
San Jose CA Financing Auth. Lease Rev. VRDO	3.060%	12/7/05 (10)	12,700	12,700
San Jose CA Redev. Agency VRDO	2.990%	12/7/05 LOC	16,500	16,500
San Jose CA Redev. Agency VRDO	3.010%	12/7/05 LOC	10,000	10,000
1 San Jose CA USD GO TOB VRDO	3.060%	12/7/05 (3)	5,465	5,465
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	2.920%	12/7/05 (4)	13,200	13,200
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	2.920%	12/7/05 (3)(Prere.)	3,700	3,700
1 San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	3.060%	12/7/05 (2)	6,375	6,375
1 San Marcos CA Public Fac. Auth. Tax Allocation TOB VRDO	3.060%	12/7/05 (2)	6,450	6,450
1 San Ramon Valley CA USD GO TOB VRDO	3.060%	12/7/05 (4)	5,195	5,195
Santa Rosa CA Waste Water Rev. VRDO	3.020%	12/7/05 LOC	14,000	14,000

California Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sonoma County CA TRAN	4.250%	10/16/06	44,400	44,906
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.110%	12/7/05	72,500	72,500
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	2.980%	12/7/05	24,600	24,600
Southern California Public Power Auth. Rev. (Palo Verde Project) VRDO	2.920%	12/7/05 (2)	18,870	18,870
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.920%	12/7/05 (2)LOC	10,800	10,800
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.930%	12/7/05 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.930%	12/7/05 (4)	6,595	6,595
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.950%	12/7/05 (4)	54,465	54,465
Univ. of California Regents CP	2.620%	12/1/05	16,600	16,600
Univ. of California Regents CP	2.740%	12/6/05	37,100	37,100
Univ. of California Regents CP	2.650%	12/9/05	13,100	13,100
Univ. of California Regents CP	2.750%	12/12/05	20,000	20,000
Univ. of California Regents CP	2.730%	12/14/05	10,000	10,000
Univ. of California Regents CP	2.930%	3/15/06	12,700	12,700
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (4)	2,630	2,630
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (2)	10,010	10,010
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (2)	11,700	11,700
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (4)	7,000	7,000
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (2)	11,425	11,425
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (3)	3,015	3,015
1 Univ. of California Rev. TOB VRDO	3.070%	12/7/05 (4)	20,000	20,000
1 Univ. of California Rev. TOB VRDO	3.060%	12/7/05 (2)	2,450	2,450
Ventura County CA TRAN	4.000%	7/3/06	50,000	50,419
1 Westlands CA Water Dist. COP TOB VRDO	3.060%	12/7/05 (1)	12,600	12,600
1 Yosemite CA Community College Dist. TOB VRDO	3.060%	12/7/05 (3)	5,840	5,840
Outside California:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.060%	12/7/05 (3)(4)	8,000	8,000
1 Puerto Rico GO TOB VRDO	2.950%	12/7/05 (4)	16,680	16,680
1 Puerto Rico GO TOB VRDO	2.950%	12/7/05 (1)	24,995	24,995
1 Puerto Rico GO TOB VRDO	3.040%	12/7/05 (3)	14,655	14,655
1 Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC	11,000	11,000
1 Puerto Rico Infrastructure Financing Auth.Special Obligation Bonds TOB VRDO	3.030%	12/7/05	20,700	20,700
1 Puerto Rico Public Buildings Auth. Govt. Fac.Rev. TOB VRDO	3.040%	12/7/05 (10)	5,045	5,045
Total Municipal Bonds (Cost $6,316,438)				6,316,438

California Tax-Exempt Money Market Fund

Market Value• ($000)

Other Assets and Liabilities (-2.5%)

Other Assets—Note B	100,359

Payables for Investment Securities Purchased	(228,600)

Other Liabilities	(25,812)

(154,053)

Net Assets (100%)

Applicable to 6,162,390,459 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	6,162,385

Net Asset Value Per Share	$1.00

At November 30, 2005, net assets consisted of:
	Amount	Per
	($000)	Share

Paid-in Capital	6,162,517	$1.00

Undistributed Net Investment Income	—	—

Accumulated Net Realized Losses	(132)	—

Unrealized Appreciation	—	—

Net Assets	6,162,385	$1.00

•	See Note A in Notes to Financial Statements
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $1,468,843,000, representing 23.8% of net assets.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Year Ended November 30, 2005
($000)

Investment Income

Income

Interest	128,469

Total Income	128,469

Expenses

The Vanguard Group—Note B

Investment Advisory Services	592

Management and Administrative	5,203

Marketing and Distribution	1,224

Custodian Fees	14

Auditing Fees	14

Shareholders' Reports	29

Trustees' Fees and Expenses	7

Total Expenses	7,083

Net Investment Income	121,386

Realized Net Gain (Loss) on Investment Securities Sold	(115)

Unrealized Appreciation (Depreciation) of Investment Securities	—

Net Increase (Decrease) in Net Assets Resulting from Operations	121,271

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005	2004
	($000)	($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	121,386	45,330

Realized Net Gain (Loss)	(115)	(17)

Change in Unrealized Appreciation (Depreciation)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	121,271	45,313

Distributions

Net Investment Income	(121,386)	(45,330)

Realized Capital Gain	—	—

Total Distributions	(121,386)	(45,330)

Capital Share Transactions (at $1.00)

Issued	6,043,992	4,356,731

Issued in Lieu of Cash Distributions	114,342	42,929

Redeemed	(4,753,616)	(3,608,595)

Net Increase (Decrease) from Capital Share Transactions	1,404,718	791,065

Total Increase (Decrease)	1,404,603	791,048

Net Assets

Beginning of Period	4,757,782	3,966,734

End of Period	6,162,385	4,757,782

California Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.021	.010	.009	.013	.025

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—

Total from Investment Operations	.021	.010	.009	.013	.025

Distributions

Dividends from Net Investment Income	(.021)	(.010)	(.009)	(.013)	(.025)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.021)	(.010)	(.009)	(.013)	(.025)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.17%	1.05%	0.91%	1.33%	2.57%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$6,162	$4,758	$3,967	$3,594	$2,774

Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to Average Net Assets	2.17%	1.06%	0.90%	1.32%	2.54%

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.     Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $736,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	528	4,289	36,709
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.8%[3]	3.8%	4.0%
Average Coupon	4.8%	5.2%	5.1%
Average Effective Maturity	6.0 years	6.3 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	4.9 years	5.3 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	8%	—	—

Distribution by Maturity (% of portfolio)
Under 1 Year	11%
1-5 Years	31
5-10 Years	48
10-20 Years	9
20-30 Years	1

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.98	1.00	0.97	1.00
Beta	0.91	1.00	0.94	1.00

Distribution by Credit Quality (% of portfolio)
AAA	81%
AA	4
A	12
BBB	3

1	Lehman 7 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before Expenses. See page 87 for a glossary of investment terms.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

California Intermediate-Term Tax-Exempt Fund Investor Shares	2.11%	4.70%	5.14%	$16,503

Lehman Municipal Bond Index	3.88	5.92	5.72	17,448

Lehman 7 Year Municipal Bond Index	2.16	5.41	5.25	16,678

Average California Intermediate Municipal Debt Fund[1]	1.85	4.18	4.42	15,413

			Final Value
		Since	of a $100,000
	One Year	Inception[2]	Investment

California Intermediate-Term Tax-Exempt Fund Admiral Shares	2.18%	3.55%	$115,165

Lehman Municipal Bond Index	3.88	4.77	120,760

Lehman 7 Year Municipal Bond Index	2.16	4.23	118,285

1	Derived from data provided by Lipper Inc.
2	Returns since inception on November 12, 2001.

California Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005

				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return

1996	1.3%	5.1%	6.4%	5.2%

1997	1.0	4.9	5.9	6.0

1998	2.7	4.8	7.5	7.3

1999	-4.1	4.4	0.3	0.5

2000	3.0	5.0	8.0	6.6

2001	2.8	4.6	7.4	8.1

2002	1.5	4.4	5.9	7.0

2003	1.7	4.1	5.8	7.0

2004	-1.5	3.9	2.4	2.9

2005	-1.8	3.9	2.1	2.2

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	3/4/1994	2.02%	4.99%	0.86%	4.52%	5.38%

Admiral Shares	11/12/2001	2.09	3.74[2]	—	—	—

1	Lehman 7 Year Municipal Bond Index.
2	Return since inception. Note: See Financial Highlights tables on pages 54 and 55 for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (98.8%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/15 (2)	9,180	10,111
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/14 (1)	10,150	10,807
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	2,061
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	3,067
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,694
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,896
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	2,004
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,213
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,169
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	12,052
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,298
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,261
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,638
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/14 (4)	2,330	2,538
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/15 (4)	4,010	4,250
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (1)	1,915	2,037
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (4)	5,000	5,282
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/17 (4)	2,750	2,976
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,102
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,377
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,462
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/13 (2)	11,470	11,841
Burbank CA Public Finance Auth	5.250%	12/1/12 (2)	3,540	3,875
Burbank CA Public Finance Auth	5.250%	12/1/13 (2)	4,615	5,071
Cabrillo CA Community College Dist. Rev	0.000%	8/1/11 (3)	2,465	1,982
Cabrillo CA Community College Dist. Rev	0.000%	8/1/12 (3)	2,525	1,936
Cabrillo CA Community College Dist. Rev	0.000%	8/1/13 (3)	2,590	1,891

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cabrillo CA Community College Dist. Rev	0.000%	8/1/14 (3)	2,655	1,836
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.000%	2/1/08 (2)	13,500	14,013
California Dept. of Veteran Affairs Rev	4.950%	12/1/12	2,375	2,459
California Dept. of Veteran Affairs Rev	5.050%	12/1/13	4,030	4,172
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	3,938
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/14	360	419
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/15	380	449
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/16	400	474
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/09	2,680	2,838
California GO	5.500%	6/1/06	3,260	3,297
California GO	6.500%	2/1/08	1,120	1,191
California GO	5.750%	12/1/09 (3)	11,765	12,792
California GO	5.750%	2/1/11 (3)	6,500	7,165
California GO	5.000%	6/1/12	16,280	17,401
California GO	5.400%	12/1/14 (1)	2,780	2,878
California GO	5.375%	4/1/15	7,095	7,607
California GO	5.250%	2/1/18 (1)	5,000	5,536
California GO	5.000%	8/1/19	30,000	31,645
California GO	5.000%	3/1/20	55,385	58,099
California GO	5.000%	8/1/23 (4)	32,120	33,674
California GO VRDO	2.950%	12/1/05 LOC	11,400	11,400
California GO VRDO	3.010%	12/7/05 LOC	3,900	3,900
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/16	2,170	2,248
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/19	1,025	1,050
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	1,028
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,118
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	954
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,234
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,134
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/08 (1)	2,315	2,436
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/09 (1)	2,520	2,648

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/09 (2)	5,000	5,110
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/10 (1)	2,155	2,263
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/10 (1)	7,000	7,234
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/11 (1)	2,780	2,919
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/12 (1)	2,560	2,688
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,229
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,105
(California Health Fac. Finance Auth. Rev.Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,795
California Health Fac. Finance Auth. Rev. (Children's Hosp.)	6.000%	7/1/06 (1)	1,000	1,016
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,666
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,196
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	11,128
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,617
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,675
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,307
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,436
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,383
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,659
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,769
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/06 (1)	2,415	2,451
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,749
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,893
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14	2,715	2,865
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/15	3,000	3,153

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/16	6,275	6,586
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/09 (4)	3,500	3,597
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/11 (4)	1,700	1,747
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	3,000	3,157
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	5,410	5,692
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,427
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,222
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,464
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,696
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,759
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,824
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,387
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,341
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,107
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,458
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,401
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,586
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,847
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,042
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13 (2)	18,000	19,818
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	19,518
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,227
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,227
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20	3,895	4,050

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/15 (2)	6,655	7,013
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/07	3,600	3,684
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/08	7,085	7,338
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/09	9,000	9,416
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/10 (2)	10,000	10,219
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/10	4,000	4,216
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/11	3,500	3,709
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/12	5,000	5,315
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,467
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/14 (2)	5,975	6,106
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/14 (1)	4,400	4,571
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,625
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/21	10,000	10,742
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/22	10,000	10,721
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/08 (2)	5,000	5,450
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/09 (2)	4,015	4,236
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/16 (1)	4,750	5,010
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/09	10,000	10,630
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/10	3,500	3,766
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/11	7,000	7,606
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/12 (1)	10,000	10,902
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/12 (10)(Prere.)	9,000	9,965
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/13 (2)	16,985	18,851
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/14	12,500	14,115

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Dept. of Water Resources Power Supply Rev. VRDO	3.020%	12/1/05 LOC	10,500	10,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.010%	12/7/05 (4)	15,500	15,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.040%	12/7/05 LOC	2,500	2,500
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	23,201
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,938
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	10,000	10,253
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,917
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,273
California Statewide Community Dev. Auth.Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,061
California Statewide Community Dev. Auth.Rev. (Adventist Health)	5.000%	3/1/25	14,975	15,140
California Statewide Community Dev. Auth.Rev. (Catholic Healthcare West)	6.000%	7/1/09	1,900	1,970
California Statewide Community Dev. Auth.Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,063
California Statewide Community Dev. Auth.Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,639
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.250%	7/1/11	2,400	2,540
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.250%	7/1/12	1,500	1,592
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.250%	7/1/13	1,250	1,327
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.000%	7/1/22	5,155	5,225
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.250%	7/1/24	5,000	5,144
California Statewide Community Dev. Auth.Rev. (Daughters of Charity Health)	5.250%	7/1/25	2,500	2,560
California Statewide Community Dev. Auth.Rev. (Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,470
California Statewide Community Dev. Auth.Rev. (Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,552
California Statewide Community Dev. Auth.Rev. (Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,725
California Statewide Community Dev. Auth.Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,480
California Statewide Community Dev. Auth.Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,582
California Statewide Community Dev. Auth.Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,667
California Statewide Community Dev. Auth.Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,758

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Community Dev. Auth.Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,947
California Statewide Community Dev. Auth.Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,680
California Statewide Community Dev. Auth.Rev. (Republic Services Inc.)	4.950%	12/1/12	11,500	11,927
California Statewide Community Dev. Auth.Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,904
California Veterans GO	4.850%	12/1/11	1,750	1,810
California Veterans GO	5.400%	12/1/14	4,445	4,614
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,486
Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,178
Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,011
Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,610
Compton CA USD GO	5.250%	9/1/15 (1)	1,295	1,405
Compton CA USD GO	5.250%	9/1/16 (1)	1,460	1,582
Compton CA USD GO	5.250%	9/1/17 (1)	1,645	1,780
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,101
Culver City CA Redev. Financing Auth	5.375%	11/1/16 (4)	3,260	3,536
El Dorado County CA Public Agency Finance Auth. Rev	5.600%	2/15/12 (3)	3,900	3,998
El Dorado County CA Public Agency Finance Auth. Rev	5.500%	2/15/21 (3)	2,420	2,480
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,257
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	3,000
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,614
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,642
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/13 (1)	5,000	5,364
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/15 (1)	5,000	5,388
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,289
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,385
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,483
Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,390
Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,656
Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,297
Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,280
Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,072
Fresno CA Airport Rev	6.000%	7/1/13 (4)	2,975	3,255
Fresno CA Airport Rev	6.000%	7/1/15 (4)	2,290	2,498

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	4,022
Golden State Tobacco Securitization Corp. California	5.500%	6/1/07 (Prere.)	22,000	22,690
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09 (1)	7,900	8,412
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/10 (2)	1,470	1,569
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/11 (2)	1,665	1,789
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/12 (2)	2,540	2,759
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/13 (2)	1,870	2,020
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.600%	9/2/15 (2)	2,925	3,016
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.700%	9/2/16 (2)	3,045	3,140
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,955
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,446
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,715
Kings River Conservation Dist. California COP	5.000%	5/1/15	2,000	2,124
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,146
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,322
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,520
Loma Linda California Hosp. Rev. Loma Linda Univ	5.000%	12/1/18	8,665	8,879
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/09 (2)	3,735	4,086
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/10 (2)	3,860	4,290
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/17 (2)	3,670	4,210
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,763
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/14 (2)	2,035	2,165
Long Beach CA Harbor Rev	4.000%	5/15/08 (3)	6,820	6,897
Long Beach CA Harbor Rev	5.500%	5/15/08	8,095	8,447
Long Beach CA Harbor Rev	6.000%	5/15/09 (3)	2,770	2,984
Long Beach CA Harbor Rev	6.000%	5/15/10 (3)	3,200	3,501
Long Beach CA Harbor Rev	6.000%	5/15/11 (3)	1,000	1,106
Long Beach CA Harbor Rev	5.000%	5/15/12 (3)	7,100	7,529
Long Beach CA Harbor Rev	5.750%	5/15/12	10,050	10,849
Long Beach CA Harbor Rev	6.000%	5/15/12 (3)	4,000	4,460
Long Beach CA Harbor Rev	6.000%	5/15/13 (3)	6,700	7,515
Long Beach CA Harbor Rev	6.000%	5/15/14 (3)	7,405	8,382
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,874
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	15,908
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.000%	8/15/10 (1)	10,975	12,160

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/11 (1)	1,300	1,467
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,539
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,646
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,814
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,035
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/11 (1)	13,255	14,191
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/13 (1)	10,500	11,324
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/09	5,650	5,947
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/13 (1)(ETM)	3,500	3,695
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/15 (1)	4,600	4,943
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/15 (1)(ETM)	10,000	10,520
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/17 (1)(ETM)	7,600	7,993
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.950%	12/1/05	1,300	1,300
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.040%	12/7/05	2,000	2,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.050%	12/7/05	5,800	5,800
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,194
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/07	3,000	3,071
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/10 (2)	2,750	2,948
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/15 (2)	1,625	1,731
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/12 (3)	7,480	8,051
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,558
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,433
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,433
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	7,187
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,991
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	18,188
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,816
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,672
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,302
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,668
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,195
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,318
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/11 (2)	2,360	2,661
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/13 (2)	2,760	3,170
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	2,530	2,634
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	6.000%	7/1/11 (2)	2,745	3,084

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/14 (4)	14,000	15,177
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/14 (1)	4,470	4,646
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.000%	7/1/16 (4)	8,410	8,955
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	6,450	6,718
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/08 (1)	3,555	3,675
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/14 (1)	24,180	26,168
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	9/1/15 (1)	1,000	1,035
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/15 (4)	10,000	10,815
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/15 (1)	8,540	9,226
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,550	3,689
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/16 (4)	4,000	4,414
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/17 (4)	7,000	7,742
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/19 (4)	7,500	8,336
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/23 (1)	2,175	2,271
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/24 (1)	3,095	3,221
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)	1,945	1,556
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)	2,010	1,460
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,232
Metro. Water Dist. of Southern California Rev	5.000%	7/1/12	21,495	23,219
Metro. Water Dist. of Southern California Rev. VRDO	2.940%	12/1/05	5,800	5,800
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,343
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/15 (2)	4,365	4,600
Mojave CA Water Agency COP	5.450%	9/1/07 (1)(Prere.)	6,150	6,502
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/13 (1)	1,500	1,604
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/13 (1)	2,500	2,600
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,530	3,015
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,260
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,349
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,283

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	5,089
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,732
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	838
North City West CA Community Dist	6.000%	9/1/06 (4)	1,600	1,634
North City West CA Community Dist	6.000%	9/1/07 (4)	1,695	1,763
North City West CA Community Dist	5.750%	9/1/15 (4)	2,000	2,076
Northern California Power Agency Rev	5.250%	8/1/15 (2)	2,000	2,116
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,982
Oakland CA Joint Powers Financing Auth.Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,324
Oakland CA Joint Powers Financing Auth.Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,671
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,417
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,153
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,786
Orange County CA Airport Rev	6.000%	7/1/06 (1)	9,565	9,709
Orange County CA Airport Rev	5.375%	7/1/09 (1)	1,950	2,036
Orange County CA Airport Rev	5.000%	7/1/11 (4)	3,165	3,392
Orange County CA Airport Rev	5.000%	7/1/17 (4)	1,725	1,822
Orange County CA Airport Rev	5.000%	7/1/18 (4)	1,500	1,578
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,536
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,612
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,712
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/11 (2)	15,445	17,051
Orange County CA Recovery COP	6.000%	7/1/08 (1)(ETM)	10,980	11,717
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,215
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,154
Palomar Pomerado Health System California Rev	5.375%	11/1/10 (1)	2,670	2,843
Palomar Pomerado Health System California Rev	5.375%	11/1/12 (1)	7,080	7,519
Pasadena CA Electric Rev	5.000%	6/1/17 (1)	2,320	2,462
Pasadena CA Electric Rev	5.000%	6/1/18 (1)	2,535	2,683
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	3.000%	12/1/05 (2)	1,700	1,700
Pomona CA Single Family Mortgage Rev	7.600%	5/1/23 (ETM)	13,000	16,804
Port of Oakland CA Rev	5.500%	11/1/09 (3)	1,000	1,068
Port of Oakland CA Rev	5.375%	11/1/10 (1)	9,000	9,452
Port of Oakland CA Rev	5.500%	11/1/10 (3)	8,805	9,436
Port of Oakland CA Rev	5.000%	11/1/11 (3)	5,160	5,545
Port of Oakland CA Rev	5.500%	11/1/11 (1)	5,850	6,163
Port of Oakland CA Rev	5.000%	11/1/12 (3)	2,650	2,859
Port of Oakland CA Rev	5.000%	11/1/12 (1)	7,020	7,446
Port of Oakland CA Rev	5.250%	11/1/13 (3)	7,150	7,747
Port of Oakland CA Rev	5.000%	11/1/14 (1)	8,090	8,476

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port of Oakland CA Rev	5.250%	11/1/14 (3)	5,000	5,418
Port of Oakland CA Rev	5.250%	11/1/15 (3)	5,000	5,434
Port of Oakland CA Rev	5.250%	11/1/16 (3)	6,300	6,830
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/16 (10)	5,480	6,150
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/17 (10)	5,855	6,592
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	4,073
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,041
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,449
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,545
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,544
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,144
Riverside CA Electric Rev	5.375%	10/1/08 (2)(Prere.)	2,300	2,456
Riverside CA Electric Rev	5.375%	10/1/13 (2)	3,595	3,821
Riverside County CA Mortgage Rev	8.350%	6/1/13 (ETM)	6,650	8,480
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,222
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/11 (1)	4,730	4,975
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/14 (1)	5,500	5,797
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/15 (1)	5,755	6,066
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/17 (1)	4,760	4,987
Sacramento CA County Sanitation Dist.Financing Auth	6.000%	12/1/13	2,500	2,794
Sacramento CA County Sanitation Dist.Financing Auth	6.000%	12/1/15	2,500	2,790
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/12 (4)(Prere.)	4,395	4,858
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/14 (1)	4,170	4,510
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/14 (4)	1,630	1,790
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/10 (1)	28,000	30,779
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/12 (1)	2,185	2,367
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/13 (2)	2,850	2,983
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/13 (4)	1,000	1,081
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/14 (4)	2,500	2,696
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/15 (1)	8,270	8,660
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/24 (2)	10,000	11,098
Sacramento County CA Airport Rev	5.000%	7/1/13 (4)	1,005	1,051
Sacramento County CA Airport Rev	5.250%	7/1/14 (4)	1,060	1,119
Sacramento County CA Airport Rev	5.250%	7/1/17 (4)	1,230	1,292
Sacramento County CA Public Fac. Finance Corp.COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	5,500	5,779
Sacramento County CA Water Financing Auth.Rev. Agency Zones	5.000%	6/1/15 (2)	1,235	1,317
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/14 (2)	1,085	1,168

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/15 (2)	1,150	1,240
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/16 (2)	1,215	1,311
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/17 (2)	1,285	1,386
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/18 (2)	1,360	1,467
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/14 (1)	5,585	6,025
San Bernardino County CA Medical Center COP	5.500%	8/1/06 (1)	8,500	8,634
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,184
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,788
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,940
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/12 (2)	3,000	3,167
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/14 (2)	5,680	6,010
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,492
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,356
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,254
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	12,939
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,780
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,035
San Diego CA USD GO	5.000%	7/1/26 (4)	9,200	9,620
San Diego CA USD GO	5.000%	7/1/27 (4)	15,250	15,910
San Diego CA USD GO	5.000%	7/1/28 (4)	10,000	10,425
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,833
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,712
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,529
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,336
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,512
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	7,905
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,090
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,556
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,033
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/14 (2)	2,860	3,052
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,062
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,544
San Francisco CA City & County International Airport Rev	5.500%	5/1/08 (4)	3,000	3,128
San Francisco CA City & County International Airport Rev	6.250%	5/1/08 (1)	2,190	2,319
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (4)	3,000	3,163
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (4)	3,110	3,267
San Francisco CA City & County International Airport Rev	5.500%	5/1/09 (1)	2,945	3,093

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (3)	2,000	2,126
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (1)	4,335	4,633
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (4)	3,280	3,438
San Francisco CA City & County International Airport Rev	5.500%	5/1/10 (4)	2,020	2,125
San Francisco CA City & County International Airport Rev	5.250%	5/1/11 (3)	4,150	4,364
San Francisco CA City & County International Airport Rev	5.000%	5/1/12 (3)	2,065	2,159
San Francisco CA City & County International Airport Rev	5.250%	5/1/12 (3)	4,380	4,605
San Francisco CA City & County International Airport Rev	5.500%	5/1/12 (4)	3,650	3,823
San Francisco CA City & County International Airport Rev	5.000%	5/1/13 (3)	2,230	2,322
San Francisco CA City & County International Airport Rev	5.250%	5/1/13 (1)	2,430	2,632
San Francisco CA City & County International Airport Rev	5.250%	5/1/13 (2)	3,570	3,720
San Francisco CA City & County International Airport Rev	5.000%	5/1/14 (3)	2,340	2,428
San Francisco CA City & County International Airport Rev	5.250%	5/1/14 (1)	3,185	3,428
San Francisco CA City & County International Airport Rev	5.500%	5/1/14 (4)	4,065	4,258
San Francisco CA City & County International Airport Rev	5.250%	5/1/15 (1)	4,015	4,321
San Francisco CA City & County Redev. Agency Community Fac. Rev. (Hunters Point) VRDO	3.020%	12/7/05 LOC	5,000	5,000
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,448
San Francisco CA City & County Water Rev	5.000%	11/1/17 (1)	4,865	5,171
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/06 (1)	10,000	9,961
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/11 (1)	7,140	5,875
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/14 (1)	5,500	3,904
San Jose CA Airport Rev	5.375%	3/1/13 (4)	4,945	5,414
San Jose CA Airport Rev	5.375%	3/1/14 (4)	7,550	8,208
San Jose CA Airport Rev	5.375%	3/1/15 (4)	7,950	8,663
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/13 (1)	9,570	10,221
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,481
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,491

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Jose CA USD GO	5.250%	8/1/14 (4)	2,540	2,738
San Jose CA USD GO	5.250%	8/1/15 (4)	2,790	3,008
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,109
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,126
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,939
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	3,004
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/12	1,000	1,048
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/15	2,045	2,132
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/16	2,225	2,319
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,000
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	899
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,243
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,029
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,421
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,650
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/09 (4)(Prere.)	1,865	2,001
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/09 (4)(Prere.)	4,275	4,586
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,741
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,826
Santa Ana CA Finance Auth. Rev	5.375%	9/1/09 (1)	3,040	3,243
Santa Ana CA Finance Auth. Rev	5.375%	9/1/10 (1)	1,600	1,710
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,093
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,571
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,159
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,910
Santa Clara CA Electric Rev	5.250%	7/1/17 (1)	1,475	1,592
Santa Clara CA Electric Rev	5.250%	7/1/18 (1)	1,720	1,854
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/10 (2)	4,500	5,343
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/11 (2)	4,535	4,936
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/11 (2)	1,000	1,215
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/12 (2)	4,785	5,217
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	14,000	14,271
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/08 (2)	3,345	3,519
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/09 (2)	3,860	4,063
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/09 (1)	2,000	2,262
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/10 (2)	2,245	2,363
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/10 (1)	4,630	5,368
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/08 (1)	5,610	6,140
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/09 (1)	5,000	5,614
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/10 (1)	3,300	3,791
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/11 (1)	3,490	4,089

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/12 (4)	5,605	5,990
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/13 (2)	2,290	2,413
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,889
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,987
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,051
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,139
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,466
Tri-City CA Hosp. Dist	5.500%	2/15/08 (1)	3,805	3,897
Tri-City CA Hosp. Dist	5.500%	2/15/09 (1)	2,665	2,730
Tri-City CA Hosp. Dist	5.625%	2/15/11 (1)	2,970	3,043
Tri-City CA Hosp. Dist	5.625%	2/15/12 (1)	1,880	1,926
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,967
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/13	1,000	1,050
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/13 (3)	3,150	3,340
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/14	8,485	8,911
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,598
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,839
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,322
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,442
Ventura County CA COP Public Finance Auth	5.375%	8/15/13 (4)	4,320	4,593
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,487
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,867
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,603
Vista CA USD GO	5.375%	8/1/15 (4)	150	164
Vista CA USD GO	5.375%	8/1/16 (4)	190	208
Vista CA USD GO	5.375%	8/1/17 (4)	160	174
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/08 (1)	4,915	5,089
Guam International Airport Auth. Rev	5.000%	10/1/10 (1)	6,050	6,355
Guam International Airport Auth. Rev	5.000%	10/1/11 (1)	6,400	6,747
Puerto Rico Aqueduct & Sewer Auth. Rev	6.000%	7/1/09 (1)	5,250	5,705
Puerto Rico Aqueduct & Sewer Auth. Rev	6.250%	7/1/12 (1)	1,000	1,150
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/10	7,500	7,821
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	4,000	4,400
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	2,700	2,970
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/11	12,500	13,075
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/11 (4)	6,050	6,587
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/12 (1)	8,235	9,353
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	561
Puerto Rico GO	4.000%	7/1/07	3,510	3,529
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	521

California Intermediate-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,865
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	7,000	6,997
Puerto Rico Govt. Dev. Bank VRDO	2.850%	12/7/05 (1)	6,400	6,400
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/13 (1)	2,250	2,492
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.930%	12/7/05 (2)	7,300	7,300
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.450%	6/1/27	5,100	5,115
Puerto Rico Infrastructure Financing Auth.Special Tax Rev	5.500%	7/1/23 (3)	5,835	6,669
Puerto Rico Infrastructure Financing Auth.Special Tax Rev	5.500%	7/1/23 (2)	12,670	14,481
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	19,231
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,729
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,418
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	21,570
Univ. of Puerto Rico Rev	5.750%	6/1/12 (1)	2,000	2,183
Univ. of Puerto Rico Rev	5.200%	6/1/16 (1)	1,215	1,292
Univ. of Puerto Rico Rev	5.750%	6/1/16 (1)	1,000	1,090
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/07	1,500	1,538
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/15	2,200	2,375
Total Municipal Bonds (Cost $2,778,415)				2,816,295
Other Assets and Liabilities (1.2%)
Other Assets—Note B				41,309
Liabilities				(7,948)
				33,361
Net Assets (100%)				2,849,656

California Intermediate-Term Tax-Exempt Fund

At November 30, 2005, net assets consisted of:2

Amount
($000)

Paid-in Capital	2,828,161

Undistributed Net Investment Income	—

Overdistributed Net Realized Gains	(16,373)

Unrealized Appreciation (Depreciation)

Investment Securities	37,880

Futures Contracts	(12)

Net Assets	2,849,656

Investor Shares—Net Assets

Applicable to 91,493,907 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,002,206

Net Asset Value Per Share—Investor Shares	$10.95

Admiral Shares—Net Assets

Applicable to 168,658,287 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,847,450

Net Asset Value Per Share—Admiral Shares	$10.95

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,533,000 have been segregated as initial margin for open futures contracts.
2	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended November 30, 2005
($000)

Investment Income

Income

Interest	110,697

Total Income	110,697

Expenses

The Vanguard Group—Note B

Investment Advisory Services	296

Management and Administrative

Investor Shares	1,681

Admiral Shares	796

Marketing and Distribution

Investor Shares	312

Admiral Shares	234

Custodian Fees	21

Auditing Fees	19

Shareholders' Reports

Investor Shares	15

Admiral Shares	2

Trustees' Fees and Expenses	3

Total Expenses	3,379

Expenses Paid Indirectly—Note C	(110)

Net Expenses	3,269

Net Investment Income	107,428

Realized Net Gain (Loss)

Investment Securities Sold	4,691

Futures Contracts	(2,922)

Realized Net Gain (Loss)	1,769

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(52,465)

Futures Contracts	1,048

Change in Unrealized Appreciation (Depreciation)	(51,417)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,780

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005	2004
	($000)	($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	107,428	98,710

Realized Net Gain (Loss)	1,769	(671)

Change in Unrealized Appreciation (Depreciation)	(51,417)	(44,107)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,780	53,932

Distributions

Net Investment Income

Investor Shares	(53,391)	(58,006)

Admiral Shares	(54,037)	(40,704)

Realized Capital Gain[1]

Investor Shares	—	(15,465)

Admiral Shares	—	(10,059)

Total Distributions	(107,428)	(124,234)

Capital Share Transactions—Note F

Investor Shares	(477,656)	51,231

Admiral Shares	794,428	146,447

Net Increase (Decrease) from Capital Share Transactions	316,772	197,678

Total Increase (Decrease)	267,124	127,376

Net Assets

Beginning of Period	2,582,532	2,455,156

End of Period	2,849,656	2,582,532

1	Includes fiscal 2004 short-term gain distributions totaling $10,020,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.15	$11.44	$11.29	$11.12	$10.82

Investment Operations

Net Investment Income	.434	.440	.454	.472	.493

Net Realized and Unrealized Gain (Loss)on Investments	(.200)	(.171)	.188	.170	.300

Total from Investment Operations	.234	.269	.642	.642	.793

Distributions

Dividends from Net Investment Income	(.434)	(.440)	(.454)	(.472)	(.493)

Distributions from Realized Capital Gains	—	(.119)	(.038)	—	—

Total Distributions	(.434)	(.559)	(.492)	(.472)	(.493)

Net Asset Value, End of Period	$10.95	$11.15	$11.44	$11.29	$11.12

Total Return	2.11%	2.41%	5.78%	5.88%	7.44%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,002	$1,500	$1,490	$1,630	$1,646

Ratio of Total Expenses to Average Net Assets	0.16%	0.15%	0.17%	0.17%	0.17%

Ratio of Net Investment Income to Average Net Assets	3.90%	3.91%	3.99%	4.19%	4.44%

Portfolio Turnover Rate	12%	14%	21%	23%	23%

California Intermediate-Term Tax-Exempt Fund

Admiral Shares	Year Ended November 30,				Nov. 12[1] to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.15	$11.44	$11.29	$11.12	$11.36

Investment Operations

Net Investment Income	.442	.446	.461	.477	.024

Net Realized and Unrealized Gain (Loss) on Investments	(.200)	(.171)	.188	.170	(.240)

Total from Investment Operations	.242	.275	.649	.647	(.216)

Distributions

Dividends from Net Investment Income	(.442)	(.446)	(.461)	(.477)	(.024)

Distributions from Realized Capital Gains	—	(.119)	(.038)	—	—

Total Distributions	(.442)	(.565)	(.499)	(.477)	(.024)

Net Asset Value, End of Period	$10.95	$11.15	$11.44	$11.29	$11.12

Total Return	2.18%	2.47%	5.84%	5.93%	-1.90%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,847	$1,082	$966	$961	$458

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.13%	0.12%[2]

Ratio of Net Investment Income to Average Net Assets	3.98%	3.97%	4.05%	4.21%	4.37%[2]

Portfolio Turnover Rate	12%	14%	21%	23%	23%

1	Inception.
2	Annualized. See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $343,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2005, these arrangements reduced the fund’s expenses by $110,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund had available realized losses of $6,776,000 to offset future net capital gains of $4,252,000 through November 30, 2012, and $2,524,000 through November 30, 2013.

The fund had realized losses totaling $9,609,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2005, net unrealized appreciation of investment securities for tax purposes was $28,271,000, consisting of unrealized gains of $47,553,000 on securities that had risen in value since their purchase and $19,282,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2005, the aggregate settlement value of open futures contracts expiring through March 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long (Short) Contracts	Value	(Depreciation)

30-Year U.S. Treasury Bond	175	19,605	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E.     During the year ended November 30, 2005, the fund purchased $695,595,000 of investment securities and sold $325,014,000 of investment securities, other than temporary cash investments.

California Intermediate-Term Tax-Exempt Fund

F.     Capital share transactions for each class of shares were:

	Year Ended November 30,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	451,852	40,615	462,235	41,053

Issued in Lieu of Cash Distributions	43,101	3,877	60,339	5,364

Redeemed	(972,609)	(87,614)	(471,343)	(41,989)

Net Increase (Decrease)—Investor Shares	(477,656)	(43,122)	51,231	4,428

Admiral Shares

Issued	1,035,627	93,296	427,440	37,828

Issued in Lieu of Cash Distributions	37,992	3,426	36,890	3,279

Redeemed	(279,191)	(25,150)	(317,883)	(28,418)

Net Increase (Decrease)—Admiral Shares	794,428	71,572	146,447	12,689

California Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2005

Financial Attributes	Fund	Comparative Index[1]	Broad Index[2]
Number of Issues	360	6,365	36,709
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	3.9%	4.0%
Average Coupon	4.2%	5.1%	5.1%
Average Effective Maturity	7.6 years	7.4 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	6.1 years	5.9 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	7%	—	—

Distribution by Maturity (% of portfolio)
Under 1 Year	12%
1-5 Years	18
5-10 Years	47
10-20 Years	22
20-30 Years	1

Volatility Measures	Fund	Comparative Index[1]	Fund	Broad Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.99	1.00	1.16	1.00

Distribution by Credit Quality (% of portfolio)
AAA	78%
AA	3
A	15
BBB	4

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before Expenses. See page 87 for a glossary of investment terms.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

California Long-Term Tax-Exempt Fund Investor Shares	4.22%	5.51%	5.77%	$17,519

Lehman Municipal Bond Index	3.88	5.92	5.72	17,448

Lehman 10 Year Municipal Bond Index	3.01	5.74	5.65	17,332

Average California Municipal Debt Fund[1]	4.25	5.13	4.95	16,218

			Final Value
		Since	of a $100,000
	One Year	Inception[2]	Investment

California Long-Term Tax-Exempt Fund Admiral Shares	4.29%	4.38%	$118,963

Lehman Municipal Bond Index	3.88	4.77	120,760

Lehman 10 Year Municipal Bond Index	3.01	4.55	119,741

1	Derived from data provided by Lipper Inc.; based on the Average California Insured Municipal Debt fund through March 31, 2002, and the Average California Municipal Debt fund thereafter.
2	Returns since inception on November 12, 2001.

California Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005

				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return

1996	1.3%	5.6%	6.9%	5.7%

1997	1.1	5.4	6.5	7.1

1998	3.1	5.2	8.3	8.1

1999	-7.0	4.8	-2.2	-0.4

2000	5.5	5.6	11.1	7.7

2001	2.6	5.1	7.7	8.2

2002	0.5	4.9	5.4	6.7

2003	2.2	4.8	7.0	6.9

2004	-1.3	4.6	3.3	4.0

2005	-0.3	4.5	4.2	3.0

Average Annual Total Returns for periods ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	4/7/1986	4.05%	5.97%	1.13%	5.09%	6.22%

Admiral Shares	11/12/2001	4.12	4.60[2]	—	—	—

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception. Note: See Financial Highlights tables on pages 78 and 79 for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (98.9%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/29 (2)	3,000	3,283
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,029
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,270
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/17 (1)	5,000	5,327
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/18 (1)	2,000	2,131
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/30 (2)	15,000	4,366
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/36 (1)	20,000	4,184
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,424
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,535
Anaheim CA Convention Center COP	0.000%	8/1/06 (1)	3,125	3,057
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/21 (1)	3,390	3,546
Cabrillo CA Community College Dist. Rev	0.000%	8/1/28 (1)	2,250	738
California Dept. of Veteran Affairs Rev	5.450%	12/1/19 (2)	2,215	2,231
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,952
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/25	2,000	2,096
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	12,299
California GO	5.250%	10/1/06 (3)(Prere.)	12,725	13,065
California GO	6.250%	9/1/12 (3)	9,000	10,342
California GO	7.000%	11/1/13 (3)	65	67
California GO	5.250%	10/1/14 (3)	2,885	2,960
California GO	5.400%	12/1/16 (4)	1,000	1,053
California GO	6.000%	8/1/19 (3)	210	213
California GO	5.000%	3/1/21	39,405	41,244
California GO	5.250%	2/1/23 (1)	11,455	12,781

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.125%	2/1/26	15,325	15,962
California GO	5.125%	2/1/27	10,000	10,381
California GO	5.000%	6/1/34	40,000	40,755
California GO VRDO	2.940%	12/1/05 LOC	3,800	3,800
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32	10,000	10,562
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/15 (2)	4,080	4,170
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/17 (1)	27,900	28,883
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/19 (1)	765	767
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,099
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	10,084
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,279
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/27 (2)	5,000	5,168
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III)	5.375%	8/1/28	1,480	1,499
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,492
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,128
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,583
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,426
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,908
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,739
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/14 (2)	25,815	28,229
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,997
California Infrastructure & Econ.Dev. Bank Rev. VRDO	2.950%	12/1/05 (2)	4,800	4,800
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	10,000	10,453
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,260
(California Polytechnical Univ. Rev.Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,715
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,308

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	6,042
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625%	11/1/16 (1)	3,200	3,333
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/17	6,000	6,315
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	36,037
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	14,743
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	16,100
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,628
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,843
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/17 (2)	10,250	10,626
California Rural Home Mortgage Finance Auth.Single Family Mortgage Rev	7.000%	9/1/29	415	418
California Rural Home Mortgage Finance Auth.Single Family Mortgage Rev	6.350%	12/1/29	405	410
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/12	20,000	21,752
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/13	18,000	20,278
California State Dept. of Water Resources Power Supply Rev. VRDO	2.940%	12/1/05 LOC	10,000	10,000
California State Econ. Recovery Bonds	5.250%	7/1/14	24,000	26,418
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	38,170
California State Econ. Recovery Bonds VRDO	2.950%	12/1/05	7,150	7,150
California State Univ. Rev. & Colleges Housing System Rev	5.625%	11/1/09 (3)(Prere.)	6,920	7,560
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,417
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,137
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,236
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/35	14,500	14,517
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	5,083
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	5,319
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	4,918
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,011
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,336

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,227
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/32	18,250	18,898
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/06	20,390	20,424
California Statewide Community Dev. Auth. Rev (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,323
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/23	20,000	21,973
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/34	10,885	11,334
Capistrano CA Unified Public Schools Rev	5.700%	9/1/16 (2)	10,000	10,380
Central Coast California Water Auth. Rev	5.000%	10/1/16 (2)	6,850	7,077
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,647
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,097
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,567
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,640
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,579
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,598
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,811
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,784
Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,052
Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	4,462
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,179
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	2,747
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,460
Contra Costa CA Water Dist. Rev	5.000%	10/1/17 (4)	7,015	7,453
Culver City CA Wastewater Fac. Rev	5.700%	9/1/29 (3)	5,000	5,435
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/18	4,000	4,207
Eastern California Muni. Water. Dist.Water & Sewer Rev	6.750%	7/1/12 (3)	8,500	9,863
Escondido CA Union High School Dist	0.000%	11/1/20 (1)	4,000	1,997
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,757
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,753
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,160
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/16 (1)	8,400	8,878
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/19 (1)	5,200	5,519

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/26	10,000	8,558
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/28 (1)	15,000	13,557
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/33	10,000	2,041
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/34	10,000	1,917
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/40 (1)	12,000	12,973
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,764
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,726
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,683
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,524
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	910
Fresno CA Airport Rev	5.500%	7/1/30 (4)	1,500	1,607
Fullerton Univ. California Rev	5.700%	7/1/20 (1)	2,165	2,365
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,923
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,534
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,426
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,887
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,578
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,686
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,461
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,705
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,443
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	19,680
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	16,355
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,775
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,966
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,187
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,730
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,082
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,955
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,203
Loma Linda California Hosp. Rev. Loma Linda Univ	5.000%	12/1/20	6,155	6,271
Loma Linda California Hosp. Rev. Loma Linda Univ	5.000%	12/1/21	2,500	2,545
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	4,032
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	5,111
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/20 (2)	5,500	5,787
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,407

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Beach CA Harbor Rev	6.000%	5/15/11 (3)	3,695	4,088
Long Beach CA Harbor Rev	5.000%	5/15/17 (3)	3,655	3,902
Long Beach CA Harbor Rev	6.000%	5/15/17 (3)	1,200	1,362
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,690
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/17 (3)	6,800	7,307
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/18 (1)(ETM)	11,600	12,212
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/19	6,730	6,773
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/21 (4)	2,830	3,003
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/36 (3)	2,925	2,986
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.950%	12/1/05	1,050	1,050
Los Angeles CA Dept. of Water & Power Rev. VRDO	2.970%	12/7/05	9,000	9,000
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/17 (2)	3,095	3,298
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/19 (2)	5,975	6,366
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/20 (2)	9,455	10,074
Los Angeles CA USD GO	6.000%	7/1/10 (3)	5,250	5,823
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,902
Los Angeles CA Wastewater System Rev	6.000%	6/1/21 (3)	4,000	4,789
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	7,700	8,016
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	2,710	2,821
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.250%	7/1/16 (1)	4,790	4,983
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.000%	7/1/17 (4)	10,000	10,635
Los Angeles County CA Metro. Transp. Auth.Sales Tax Rev	5.000%	7/1/19 (4)	6,170	6,494
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	5,500	5,729
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/07 (Prere.)	2,905	3,052
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/07 (2)(Prere.)	16,000	16,749
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/10 (2)(Prere.)	4,700	5,062
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/12	1,595	1,669
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,040	3,159
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/18 (4)	2,700	3,007
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/21 (1)	6,460	6,803
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/22 (1)	6,790	7,122

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/23 (1)	4,000	4,176
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/24 (1)	4,000	4,163
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/25 (1)	2,165	2,246
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)	1,000	689
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,052
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,232
Metro. Water Dist. of Southern California Rev. VRDO	2.940%	12/1/05	10,900	10,900
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,269
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,772
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,810
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,274
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/11 (2)(ETM)	8,125	8,918
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,328
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,082
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,126
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,181
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,182
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,242
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,720	3,012
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,860	3,168
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,010	3,334
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,170	3,511
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,335	3,694
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,000	2,215
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	8,000	9,024
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	35,530	42,334
MSR California Public Power Agency Rev. (San Juan Project) VRDO	2.950%	12/1/05 (1)	2,200	2,200
Murrieta Valley CA USD COP VRDO	2.970%	12/7/05 (4)	10,000	10,000
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,326
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,126
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,559
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,341

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,394
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,495
North City West CA School Fac. Finance Auth	6.000%	9/1/19 (4)	2,000	2,079
North Orange County CA Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,608
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,986
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,419
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	6,008
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/27	2,380	2,442
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/33	3,730	3,815
Oceanside CA Community Dev. Comm.Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,356
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,413
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,562
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,722
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,887
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/18	890	909
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/19	895	914
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/20	890	909
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,553
Palomar Pomerado Health System California Rev	5.375%	11/1/11 (1)	3,865	4,120
Palomar Pomerado Health System California Rev	5.375%	11/1/13 (1)	6,730	7,147
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	609
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,223
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,684
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	402
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/32 (4)	7,000	7,750
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,796
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,265
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,137
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,326
Port of Oakland CA Rev	5.625%	11/1/11 (3)	9,260	9,919
Port of Oakland CA Rev	5.400%	11/1/17 (1)	16,705	17,674

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port of Oakland CA Rev	5.500%	11/1/17 (1)	4,350	4,562
Rancho Mirage CA Joint Powers Financing Auth.Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	12,458
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,765
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,070
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,119
Riverside County CA Asset Leasing Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,628
Riverside County CA Asset Leasing Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,373
Riverside County CA Asset Leasing Corp.Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,301
Sacramento CA County Sanitation Dist.Financing Auth	5.000%	12/1/35 (2)	15,000	15,505
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/14 (2)	9,750	10,819
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/20 (2)	6,785	7,640
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/19 (2)	6,000	6,985
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/20 (2)	15,850	18,709
Sacramento County CA Airport Rev	5.250%	7/1/18 (4)	2,305	2,472
Sacramento County CA Airport Rev	5.250%	7/1/18 (4)	1,295	1,357
Sacramento County CA Public Fac. Finance Corp.COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	5,760	6,052
San Bernardino CA Multifamily Housing Rev (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,312
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	21,284
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,161
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,525
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	2,854
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,373
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,564
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,367
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,514
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,455
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,342
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	15,101
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,401
San Diego County CA COP	5.250%	10/1/21	1,485	1,549
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,062
San Diego County CA COP	5.250%	10/1/28	2,745	2,838
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,406
San Diego County CA COP	5.375%	10/1/41	8,545	8,804
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/10 (2)	6,370	7,251
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/11 (2)	7,455	8,654

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA City & County International Airport Rev	5.250%	5/1/16 (1)	4,305	4,622
San Francisco CA City & County International Airport Rev	5.250%	5/1/18 (1)	4,770	5,112
San Francisco CA City & County International Airport Rev	5.250%	5/1/19 (1)	5,020	5,365
San Francisco CA City & County International Airport Rev	5.125%	5/1/20 (1)	6,320	6,498
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/21 (1)	12,385	6,110
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/24 (1)	15,000	6,238
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/25 (1)	18,250	7,231
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/30 (1)	7,000	2,109
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/31 (1)	11,950	3,400
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,279
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,655
San Jose CA Redev. Agency	5.000%	8/1/18 (1)	1,525	1,608
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,615
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,801
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,243
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,002
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,176
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,490
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/19	2,575	2,693
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/20	1,000	1,047
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/21	2,635	2,769
San Mateo County CA Finance Auth. Rev	6.500%	7/1/13 (1)	14,560	16,704
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/21 (1)	3,500	3,760
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,287
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	5,929
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,106
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,437
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	5,744
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	3,681
Santa Ana CA Finance Auth. Rev	6.250%	7/1/16 (1)	5,345	6,299
Santa Ana CA Finance Auth. Rev	6.250%	7/1/17 (1)	2,000	2,373
Santa Clara CA Electric Rev	5.250%	7/1/19 (1)	2,200	2,369
Santa Clara CA Electric Rev	5.250%	7/1/20 (1)	1,550	1,669
Santa Clara CA Electric Rev	5.000%	7/1/21 (1)	4,895	5,150
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	7,000	7,647
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/13 (2)	5,050	5,492

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/14 (2)	5,325	5,791
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/15 (2)	5,620	6,112
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	11,000	11,213
Santa Monica-Malibu CA USD Rev	0.000%	8/1/20 (3)	6,715	3,397
Santa Rosa CA Waste Water Rev	6.000%	7/2/15 (2)	7,000	7,919
Santa Rosa CA Waste Water Rev	6.000%	9/1/15 (3)	5,580	6,333
Solano County CA COP	5.250%	11/1/19 (1)	3,785	4,076
Solano County CA COP	5.250%	11/1/21 (1)	3,770	4,033
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/21 (1)	220	220
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	2.950%	12/7/05 (4)	1,000	1,000
Ukiah CA Electric Rev	6.000%	6/1/08 (1)	2,910	3,027
Ukiah CA Electric Rev	6.250%	6/1/18 (1)	6,000	6,977
Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,519
Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	932
Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,357
Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	916
Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	933
Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,162
Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	959
Univ. of California Rev	5.000%	5/15/18 (4)	3,000	3,186
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,924
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,174
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,389
1 Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,037
1 Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,283
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,562
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,874
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,148
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	1,832
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	1,851
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,015
West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	2,451
West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	2,441
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/07 (1)	4,260	4,441
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/08 (1)	3,530	3,769
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,218
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,212
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,203

California Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/09 (1)	5,720	5,975
Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,275
Puerto Rico GO	5.500%	7/1/19 (4)	10,000	11,380
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,397
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	5,500	5,498
Puerto Rico Govt. Dev. Bank VRDO	2.850%	12/7/05 (1)	5,700	5,700
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/10	5,000	5,266
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.930%	12/7/05 (2)	3,300	3,300
Puerto Rico Infrastructure Financing Auth.Special Tax Rev	5.500%	7/1/21 (3)	5,000	5,701
Puerto Rico Infrastructure Financing Auth.Special Tax Rev	5.500%	7/1/22 (3)	9,000	10,271
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	17,256
Univ. of Puerto Rico Rev	5.375%	6/1/30 (1)	14,795	14,924
Total Municipal Bonds (Cost $2,121,574)				2,234,178
Other Assets and Liabilities (1.1%)
Other Assets—Note B				32,055
Liabilities				(6,875)
				25,180
Net Assets (100%)				2,259,358

California Long-Term Tax-Exempt Fund

At November 30, 2005, net assets consisted of:2

Amount
($000)

Paid-in Capital	2,157,880

Undistributed Net Investment Income	—

Overdistributed Net Realized Gains	(11,324)

Unrealized Appreciation

Investment Securities	112,604

Futures Contracts	198

Net Assets	2,259,358

Investor Shares—Net Assets

Applicable to 55,411,375 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	645,433

Net Asset Value Per Share—Investor Shares	$11.65

Admiral Shares—Net Assets

Applicable to 138,557,850 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,613,925

Net Asset Value Per Share—Admiral Shares	$11.65

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,320,000 have been segregated as initial margin for open futures contracts.
2	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended November 30, 2005
($000)

Investment Income

Income

Interest	99,735

Total Income	99,735

Expenses

The Vanguard Group—Note B

Investment Advisory Services	234

Management and Administrative

Investor Shares	1,397

Admiral Shares	662

Marketing and Distribution

Investor Shares	216

Admiral Shares	134

Custodian Fees	16

Auditing Fees	19

Shareholders' Reports

Investor Shares	14

Admiral Shares	2

Trustees' Fees and Expenses	3

Total Expenses	2,697

Expenses Paid Indirectly—Note C	(74)

Net Expenses	2,623

Net Investment Income	97,112

Realized Net Gain (Loss)

Investment Securities Sold	7,545

Futures Contracts	(3,219)

Realized Net Gain (Loss)	4,326

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(15,317)

Futures Contracts	1,149

Change in Unrealized Appreciation (Depreciation)	(14,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	87,270

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005	2004
	($000)	($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	97,112	91,499

Realized Net Gain (Loss)	4,326	11,968

Change in Unrealized Appreciation (Depreciation)	(14,168)	(39,802)

Net Increase (Decrease) in Net Assets Resulting from Operations	87,270	63,665

Distributions

Net Investment Income

Investor Shares	(49,770)	(58,396)

Admiral Shares	(47,342)	(33,103)

Realized Capital Gain[1]

Investor Shares	(5,692)	(10,843)

Admiral Shares	(3,347)	(5,876)

Total Distributions	(106,151)	(108,218)

Capital Share Transactions—Note F

Investor Shares	(625,726)	15,023

Admiral Shares	888,242	52,445

Net Increase (Decrease) from Capital Share Transactions	262,516	67,468

Total Increase (Decrease)	243,635	22,915

Net Assets

Beginning of Period	2,015,723	1,992,808

End of Period	2,259,358	2,015,723

1	Includes short-term gain distributions totaling $0 and $1,580,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.74	$12.00	$11.76	$11.70	$11.40

Investment Operations

Net Investment Income	.527	.545	.542	.554	.568

Net Realized and Unrealized Gain (Loss) on Investments	(.037)	(.158)	.261	.060	.300

Total from Investment Operations	.490	.387	.803	.614	.868

Distributions

Dividends from Net Investment Income	(.527)	(.545)	(.542)	(.554)	(.568)

Distributions from Realized Capital Gains	(.053)	(.102)	(.021)	—	—

Total Distributions	(.580)	(.647)	(.563)	(.554)	(.568)

Net Asset Value, End of Period	$11.65	$11.74	$12.00	$11.76	$11.70

Total Return	4.22%	3.32%	6.95%	5.36%	7.75%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$645	$1,273	$1,286	$1,449	$1,589

Ratio of Total Expenses to Average Net Assets	0.16%	0.15%	0.17%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets	4.47%	4.56%	4.58%	4.72%	4.87%

Portfolio Turnover Rate	10%	26%	18%	27%	26%

California Long-Term Tax-Exempt Fund

Admiral Shares	Year Ended November 30,				Nov. 12[1] to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.74	$12.00	$11.76	$11.70	$11.99

Investment Operations

Net Investment Income	.535	.551	.549	.560	.028

Net Realized and Unrealized Gain (Loss) on Investments	(.037)	(.158)	.261	.060	(.290)

Total from Investment Operations	.498	.393	.810	.620	(.262)

Distributions

Dividends from Net Investment Income	(.535)	(.551)	(.549)	(.560)	(.028)

Distributions from Realized Capital Gains	(.053)	(.102)	(.021)	—	—

Total Distributions	(.588)	(.653)	(.570)	(.560)	(.028)

Net Asset Value, End of Period	$11.65	$11.74	$12.00	$11.76	$11.70

Total Return	4.29%	3.37%	7.01%	5.41%	-2.18%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,614	$743	$707	$670	$398

Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.13%	0.13%[2]

Ratio of Net Investment Income to Average Net Assets	4.53%	4.61%	4.64%	4.76%	4.85%[2]

Portfolio Turnover Rate	10%	26%	18%	27%	26%

1	Inception.
2	Annualized. See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.     The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.     Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.     The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $271,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.     The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2005, these arrangements reduced the fund’s expenses by $74,000.

D.     Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $716,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2005, the fund had capital gains of $4,268,000 available for distribution, which includes $594,000 of short-term capital gains. Short-term gain distributions are treated as ordinary income dividends for tax purposes. The fund had realized losses totaling $15,394,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2005, net unrealized appreciation of investment securities for tax purposes was $97,210,000, consisting of unrealized gains of $103,833,000 on securities that had risen in value since their purchase and $6,623,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2005, the aggregate settlement value of open futures contracts expiring through March 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long (Short) Contracts	Value	(Depreciation)

30-Year U.S. Treasury Bond	(370)	41,452	198

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Long-Term Tax-Exempt Fund

E.     During the year ended November 30, 2005, the fund purchased $442,003,000 of investment securities and sold $204,544,000 of investment securities, other than temporary cash investments.

F.     Capital share transactions for each class of shares were:

	Year Ended November 30,
	2005		2004
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)

Investor Shares

Issued	254,976	21,600	245,554	20,864

Issued in Lieu of Cash Distributions	39,390	3,337	49,808	4,216

Redeemed	(920,092)	(78,000)	(280,339)	(23,792)

Net Increase (Decrease)—Investor Shares	(625,726)	(53,063)	15,023	1,288

Admiral Shares

Issued	999,602	84,734	185,684	15,687

Issued in Lieu of Cash Distributions	33,580	2,851	25,618	2,168

Redeemed	(144,940)	(12,313)	(158,857)	(13,463)

Net Increase (Decrease)—Admiral Shares	888,242	75,272	52,445	4,392

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard California Tax-Exempt Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 12, 2006

Special 2005 tax information (unaudited) for Vanguard CaliforniaTax-Exempt Funds

This information for the fiscal year ended November 30, 2005, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $9,688,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2005
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	5/31/2005	11/30/2005	Period[1]

Based on Actual Fund Return

Money Market	$1,000.00	$1,011.84	$0.66

Intermediate-Term

Investor Shares	1,000.00	999.75	0.80

Admiral Shares	1,000.00	1,000.13	0.45

Long-Term

Investor Shares	1,000.00	1,002.61	0.80

Admiral Shares	1,000.00	1,002.99	0.45

Based on Hypothetical 5% Yearly Return

Money Market	$1,000.00	$1,024.35	$0.66

Intermediate-Term

Investor Shares	1,000.00	1,024.20	0.81

Admiral Shares	1,000.00	1,024.55	0.46

Long-Term

Investor Shares	1,000.00	1,024.20	0.81

Admiral Shares	1,000.00	1,024.55	0.46

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1	These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.13%; for the California Intermediate-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares; for the California Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon.     The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration.     An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity.     The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality.     An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity.     The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta.     A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio.     The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared.     A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves.     The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield.     A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity.     The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Chairman of the Board, Chief Executive Officer, and Trustee since May 1987 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from Vanguard.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies
for securities it owned during the 12 months ended June
30. To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2005: $52,000
Fiscal Year Ended November 30, 2004: $53,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2005: $2,152,740
Fiscal Year Ended November 30, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2005: $382,000
Fiscal Year Ended November 30, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2005: $0
Fiscal Year Ended November 30, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.